Income Taxes - Components of Deferred Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Tax loss carryforwards	$ 86,289	$ 66,956
Research and development credits	3,942	3,942
R&D section 174 costs	15,166	9,446
Share-based compensation	1,710	1,520
Lease liability	1,713	863
Compensation	2,235	1,982
Fixed assets	302	404
Patent amortization	280	396
Accrued litigation costs	1,786	1,652
Settlement reserve	496	130
Licensing agreement	3,043	2,367
OID interest	873	383
Other	31	21
Valuation allowance	(115,011)	(87,963)
Total deferred income tax assets	2,855	2,099
Intangible assets	1,825	1,652
Right of use asset	1,030	447
Total deferred income tax liabilities	2,855	2,099
Total net deferred tax	$ 0	$ 0